Consolidated statements of changes in equity (CHF) In Millions, unless otherwise specified		Total	Total shareholders' equity	Common shares	Additional paid-in capital		Retained earnings	Treasury shares, at cost	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2012		42,284	35,498	53	23,636		28,171	(459)	(15,903)	6,786
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(379)								(379)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		298								298
Net income/(loss)		2,545	2,348				2,348			197
Total other comprehensive income/(loss), net of tax		820	702						702	118
Issuance of common shares		4,185	4,185	11	4,174
Sale of treasury shares		5,674	5,674		(45)			5,719
Repurchase of treasury shares		(5,479)	(5,479)					(5,479)
Share-based compensation, net of tax		(218)	(218)		(375)			157
Financial instruments indexed to own shares		80	80		80
Dividends paid		(406)	(383)				(114)
Dividends paid out of reserves from capital contributions					(269)
Cash dividends paid to noncontrolling interest holders										(23)
Changes in redeemable noncontrolling interests, decrease		(5)	(5)		(5)
Change in scope of consolidation, net		8								8
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005
Balance at Mar. 31, 2013		44,946	37,825	54	23,808		29,474	(446)	(15,065)	7,121
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(216)								(216)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		4								4
Net income/(loss)		1,162	1,045				1,045			117
Total other comprehensive income/(loss), net of tax		(145)	(136)						(136)	(9)
Issuance of common shares		3,714	3,714	10	3,704
Sale of treasury shares		3,491	3,491		(19)			3,510
Repurchase of treasury shares		(3,176)	(3,176)					(3,176)
Share-based compensation, net of tax		25	25		(25)			50
Dividends paid		(395)	(383)				(114)
Dividends paid out of reserves from capital contributions					(269)
Cash dividends paid to noncontrolling interest holders										(12)
Changes in redeemable noncontrolling interests, decrease		(3)	(3)		(3)
Balance at Jun. 30, 2013		49,407	42,402	64	27,196		30,405	(62)	(15,201)	7,005
Balance at Dec. 31, 2013		47,166	42,164	64	27,853		30,261	(139)	(15,875)	5,002
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership		(1,574)	238		238					(1,812)
Sale of subsidiary shares to noncontrolling interests, not changing ownership		21								21
Net income/(loss)		1,215	859				859			356
Total other comprehensive income/(loss), net of tax		(233)	(208)						(208)	(25)
Sale of treasury shares		1,899	1,899		3			1,896
Repurchase of treasury shares		(2,025)	(2,025)					(2,025)
Share-based compensation, net of tax		330	330		311			19
Dividends paid		(45)	(28)				(28)
Cash dividends paid to noncontrolling interest holders										(17)
Changes in redeemable noncontrolling interests, increase		2	2		2
Change in scope of consolidation, net		(2,473)								(2,473)
Other		(1)	(1)		(1)
Balance at Mar. 31, 2014		44,282	43,230	64	28,406		31,092	(249)	(16,083)	1,052
Balance at Dec. 31, 2013		47,166	42,164	64	27,853		30,261	(139)	(15,875)	5,002
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(1,700)	238		238					(1,938)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	35								35
Net income/(loss)		553	159				159			394
Total other comprehensive income/(loss), net of tax		(124)	(102)						(102)	(22)
Issuance of common shares		297	297		297
Sale of treasury shares		4,033	4,033		(3)			4,036
Repurchase of treasury shares		(4,792)	(4,792)					(4,792)
Share-based compensation, net of tax		(42)	(42)		(747)	[3]		705
Financial instruments indexed to own shares	[4]	193	193		193
Dividends paid		(1,227)	(1,205)				(28)
Dividends paid out of reserves from capital contributions	[5]				(1,177)
Cash dividends paid to noncontrolling interest holders										(22)
Changes in redeemable noncontrolling interests, increase		2	2		2
Change in scope of consolidation, net		(2,366)								(2,366)
Other		(1)	(1)		(1)
Balance at Jun. 30, 2014		42,027	40,944	64	26,655		30,392	(190)	(15,977)	1,083
Balance at Mar. 31, 2014		44,282	43,230	64	28,406		31,092	(249)	(16,083)	1,052
Increase (decrease) in shareholders' equity
Purchase of subsidiary shares from noncontrolling interests, not changing ownership	[1],[2]	(126)								(126)
Sale of subsidiary shares to noncontrolling interests, not changing ownership	[2]	14								14
Net income/(loss)		(662)	(700)				(700)			38
Total other comprehensive income/(loss), net of tax		109	106						106	3
Issuance of common shares		297	297		297
Sale of treasury shares		2,134	2,134		(6)			2,140
Repurchase of treasury shares		(2,767)	(2,767)					(2,767)
Share-based compensation, net of tax		(372)	(372)		(1,058)	[6]		686
Financial instruments indexed to own shares	[4]	193	193		193
Dividends paid		(1,182)	(1,177)
Dividends paid out of reserves from capital contributions	[5]				(1,177)
Cash dividends paid to noncontrolling interest holders										(5)
Change in scope of consolidation, net		107								107
Balance at Jun. 30, 2014		42,027	40,944	64	26,655		30,392	(190)	(15,977)	1,083

[1]	Distributions to owners in funds include the return of original capital invested and any related dividends.
[2]	Transactions with and without ownership changes related to fund activity are all displayed under "not changing ownership".
[3]	Includes a net tax charge of CHF (38) million from the excess recognized compensation expense over fair value of shares delivered.
[4]	The Group had purchased certain call options on its own shares to economically hedge share-based compensation awards. In accordance with US GAAP, these call options were designated as equity instruments and, as such, were initially recognized in shareholders' equity at their fair values and not subsequently remeasured.
[5]	Paid out of reserves from capital contributions.
[6]	Includes a net tax benefit of CHF 10 million from the excess fair value of shares delivered over recognized compensation expense.